BMW Vehicle Owner Trust 2010-A

Accrued Interest Date: 10/25/11			Collection Period Ending:		10/31/11
Current Payment Date: 11/25/11			Period:		19

Balances
			Initial	Beginning of Period	End of Period
Pool Balance			$807,017,816.96	$360,069,655.35	$340,462,758.05

Yield Supplement Overcollateralization			$31,823,968.20	$13,551,827.71	$12,804,479.70

Adjusted Pool Balance			$775,193,848.76	$346,517,827.64	$327,658,278.35

Reserve Account			$1,937,984.62	$1,937,984.62	$1,937,984.62

Overcollateralization			$25,193,848.76	$33,333,335.50	$33,333,335.50

Notes

Class A-1 Notes			$179,200,000.00	-	-

Class A-2 Notes			$239,000,000.00	-	-

Class A-3 Notes			$254,000,000.00	$235,384,492.14	$216,524,942.85

Class A-4 Notes			$77,800,000.00	$77,800,000.00	$77,800,000.00

			$750,000,000.00	$313,184,492.14	$294,324,942.85

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables					$1,178,183.81

Servicer Advances					79,431.71

Servicer Advance Reimbursement					82,082.99

Administrative Purchase Payment					0.00

Warranty Purchase Payment					0.00

Recoveries					68,622.46

Investment Earnings on Trust Accounts

Interest from Reserve Account					105.15

Interest from Collection Account					1,340.52

Total Available Interest					$1,245,600.66
Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal					$12,298,025.13

Receipts of Pre-Paid Principal					6,954,844.41

Liquidation Proceeds					235,508.98

Administrative Purchase Payment

Warranty Purchase Payment					0.00

Total Available Principal					$19,488,378.52

Advances from the Reserve Account					$0.00

Release from the Reserve Fund Account					$0.00

Total Available Funds					$20,733,979.18

Distributions:

Servicing Fees					$300,058.05

Non-recoverable Servicer Advance Reimbursement					9,630.98

Noteholder's Accrued and Unpaid Interest					408,803.70

Priority Principal Distribution to Noteholder's					0.00

Reserve Account Deposit to achieve the Specified Reserve Account Balance					0.00

Regular Principal Distributable Amount to Noteholders					18,859,549.29

Owner Trustee and Indenture Trustee Fees					0.00

Certificate Distribution Account (any remaining payments)					1,155,937.16

Total Distributions					$20,733,979.18

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance					$360,069,655.35

Monthly Principal Received

Regular Principal Received					$12,298,025.13

Prepaid Principal Received					6,954,844.41

Liquidations					235,508.98

Principal Balance Allocable to Gross Charge-offs					118,518.78

Principal Portion of Repurchased Receivables					0.00

Total Monthly Principal Amounts					$19,606,897.30

Ending Receivable Principal Balance					$340,462,758.05

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.27929%	$0.00	0.00
Class A-2 Notes			0.68000%	$0.00	0.00
Class A-3 Notes			1.39000%	$272,653.70	1.07
Class A-4 Notes			2.10000%	$136,150.00	1.75
				$408,803.70

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	0.00	-	0.00	0.00
Class A-2 Notes	-	0.00	-	0.00	0.00
Class A-3 Notes	$235,384,492.14	18,859,549.29	$216,524,942.85	74.25	0.85
Class A-4 Notes	$77,800,000.00	0.00	$77,800,000.00	0.00	1.00
	313,184,492.14	18,859,549.29	$294,324,942.85

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2 Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Beginning Period Required Amount					$13,551,827.71
Beginning Period Amount					13,551,827.71
Current Distribution Date Required Amount					12,804,479.70
Current Period Release					747,348.01
Ending Period Amount					12,804,479.70
Next Distribution Date Required Amount					$12,079,486.54

Reserve Account

Beginning Period Required Amount					$1,937,984.62
Beginning Period Amount					1,937,984.62
Net Investment Earnings					105.15
Current Period Deposit Amount Due					0.00

Reserve Fund Draw Amount					0.00
Ending Period Required Amount					1,937,984.62

Release to Depositor					105.15
Ending Period Amount					$1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount					$33,333,335.50

Target Overcollateralization Amount					$33,333,335.50

Ending Period Over Collateralization Amount					$33,333,335.50

Current Period Release					$0.00

Receivables Data

				Beginning Period	Ending Period
Number of Contracts				21,327	20,737
Weighted Average Remaining Term				33.89	33.03
Weighted Average Annual Percentage Rate				4.03%	4.02%

Delinquencies
				Dollar Amount	Percentage
30-59 Days				$3,581,416.85	1.05%
60-89 Days				710,425.29	0.21%
90-119 Days				203,893.13	0.06%
120+ Days				569,042.65	0.17%

Total 30+ Days Past Due				$5,064,777.92	1.49%

Write-offs
Gross Principal Write-offs for Current Period					$119,900.01
Recoveries for Current Period					68,622.46
Net Write-Offs for Current Period					51,277.55
Cumulative Net Realized Losses					$2,350,883.43

Repossessions				Dollar Amount	Units
Beginning Period Repossessed Receivables Balance				657,737.40	29
Ending Period Repossessed Receivables Balance				591,935.24	27

Principal Balance of 90+ Day Repossessed Vehicles				73,183.86	2